Summary of Ageing of Trade Receivables (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [Line Items]
Total Trade Receivables	$ 178,433	$ 150,142
Gross [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	181,029	156,214
Gross [Member] | Not Past Due [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	92,880	94,988
Gross [Member] | Past Due 0 - 30 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	66,723	38,130
Gross [Member] | Past Due 31 - 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	19,410	14,921
Gross [Member] | Past Due More than 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	2,016	8,175
Provision for Impairment [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	2,596	6,072
Provision for Impairment [Member] | Past Due 31 - 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	580
Provision for Impairment [Member] | Past Due More than 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	$ 2,016	$ 6,072